Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011 Right Stock	Dec. 31, 2010	Dec. 31, 2009
Authorized preferred stock, shares		100,000,000	100,000,000
Shareholders Equity (Textual) [Abstract]
Authorized preferred stock, par value		$ 0.01	$ 0.01
Authorized common stock, shares		1,600,000,000	1,600,000,000
Authorized common stock, par value		$ 0.0001	$ 0.0001
Dividends declared with respect to Series B Preferred Stock		$ 43,000,000	$ 43,000,000	$ 43,000,000
Declaration of Dividend		1
Stock split		two-for-one stock split
Number of rights associated with each share of common stock		0.25
Number of times of exercise price right holder entitled to receive common stock		2
Distribution date		10 days
Acquired minimum beneficial ownership of RAI common stock for rights exercisable		15.00%
Rights exercisable for RAI's series A Junior participating preferred stock at purchase price		130
Share of RAIs Series A Junior rights exercisable		0.01
Outstanding shares of RAI common stock		2,500,000,000
Ownership percentage of RAI's common stock	42.00%	42.00%
Shares repurchased and cancelled		6,776,637
Common stock repurchased		(282,000,000)	(5,000,000)	(5,000,000)
Cost of shares purchased that forfeited with respect to tax liabilities associated with restricted stock vesting		$ 6,000,000
Number of shares purchased that forfeited with respect to tax liabilities associated with restricted stock vesting under its LTIP		162,257	185,257	308,882
Series A Preferred Stock [Member]
Authorized preferred stock, shares		4,000,000
Preferred stock, issued shares
Preferred stock, outstanding shares
Series B Preferred Stock [Member]
Authorized preferred stock, shares		1,000,000
Preferred stock, issued shares		1,000,000
Preferred stock, outstanding shares		1,000,000